LOANS AND ADVANCES TO CUSTOMERS, NET - Contractual cash flows of loan portfolio (Details) - Loans and Advances - COP ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Loan portfolio modified during the period
Amortized cost before modification	$ 4,468,564	$ 7,566,692
Net gain or loss on changes	(457,249)	(182,023)
Loan portfolio modified since initial recognition
Gross carrying value of the previously modified loan portfolio for which the allowance for losses has been changed from the asset's life to the expected credit losses for 12 months	$ 247,308	$ 393,789